Fees and Expenses	Oct. 31, 2025
Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund
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Expense Heading [Optional Text]	Old Westbury Small & Mid Cap Strategies Fund
Old Westbury Total Equity Fund | Old Westbury Total Equity Fund
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Expense Heading [Optional Text]	Old Westbury Total Equity Fund
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund
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Expense Heading [Optional Text]	Old Westbury Credit Income Fund
Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund
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Expense Heading [Optional Text]	Old Westbury Fixed Income Fund
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund
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Expense Heading [Optional Text]	Old Westbury Short-Term Bond Fund
Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund
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Expense Heading [Optional Text]	Old Westbury Municipal Bond Fund
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund
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Expense Heading [Optional Text]	Old Westbury California Municipal Bond Fund
Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund
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Expense Heading [Optional Text]	Old Westbury New York Municipal Bond Fund